Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Long-term borrowings
Schedule of long term borrowings

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-06-21	887	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Loan 2	2024-06-21	659	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Total		1,546